Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [Abstract]
Schedule of Intangible Assets and Goodwill
	Goodwill	Development costs and software	Customer relationships	Brand	Domain names	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2020	22,693	5,353	-	-	51	28,097
Additions	-	14,237	-		22	14,259
Acquisition of subsidiaries	196,147	36,588	21,109	2,746	-	256,590
At December 31, 2021	218,840	56,178	21,109	2,746	73	298,946
Additions	-	18,078	-	-	55	18,133
Acquisition of subsidiaries	50,597	2,592	3,669	4,158	-	61,016
Assets held for sale	-	(2,487)	-	-	-	(2,487)
At December 31, 2022	269,437	74,361	24,778	6,904	128	375,608

Accumulated amortization
At December 31, 2020	-	(1,428)	-	-	(9)	(1,437)
Charge for the year	-	(6,622)	(21,109)	(2,746)	(25)	(30,502)
Impairment loss	-	(5,493)	-	-	-	(5,493)
At December 31, 2021	-	(13,543)	(21,109)	(2,746)	(34)	(37,432)
Charge for the year	-	(18,641)	(653)	-	(38)	(19,332)
Impairment loss	(269,437)	(26,622)	(3,016)	(4,158)	-	(303,233)
Assets held for sale	-	758	-	-	-	758
At December 31, 2022	(269,437)	(58,048)	(24,778)	(6,904)	(72)	(359,239)

Net book value
At December 31, 2022	-	16,313	-	-	56	16,369
At December 31, 2021	218,840	42,635	-	-	39	261,514

Schedule of Impairment Testing, Intangible Assets and Goodwill	For the purposes of impairment testing, intangible assets and goodwill have been allocated to the Group’s CGUs as below.
	At December 31 2022	At December 31 2021
	£’000	£’000
Intangible assets
UK	16,369	32,696
France and Germany	-	5,096
Cazana	-	4,304
Spain	-	578
	16,369	42,674

Goodwill
UK	-	136,833
France and Germany	-	82,007
Cazana	-	-
Spain	-	-
	-	218,840